Other (Loss)/Income, Net - Schedule of Other (Loss)/Income, Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other (Loss)/Income, Net [Abstract]
Unrealized foreign exchange (losses)/gains, net		$ 51,836		$ 111,707	$ (412,592)
Realized foreign exchange (losses)/gains, net		14,768		(6,281)	(62,311)
Government grants					127,921
Wallet service usage fee	[1]	4,604,462		1,333,249	67,609
Mining pool commission	[2]	1,370,717		187,991
Interest income		273,377		75,966
Loan interest expense		(628,710)	[3]
Other		39,423		77,495	(962)
Total other (loss)/income, net		$ 5,725,873		$ 1,780,127	$ (280,335)

[1]	The Company purchased wallet services from a third-party service provider, which are available for usage by affiliate and other parties, and the Company is reimbursed for actual usage of the services.
[2]	The mining pool commission income arises from referral arrangements with Antpool (Note 23), whereby the Company earns fees for referring customers to participate in Bitcoin mining pool services.
[3]	The loan interest expense arises from term loans obtained from the Company’s funding partner, as disclosed in Note 12.